Debt (Narrative) (Details)		9 Months Ended	12 Months Ended
	Nov. 30, 2013 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2017 USD ($)	Oct. 30, 2017 USD ($)	Dec. 12, 2016 USD ($)	Dec. 11, 2016 USD ($)	Oct. 31, 2013 USD ($)
Debt Instrument [Line Items]
Debt instrument, carrying value			$ 518,711,000	$ 507,906,000
Amortization of deferred loan costs			1,900,000	1,700,000	$ 1,900,000
Deferred loan costs written off			0	0	$ 2,978,000
2017 Credit Facility
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage		0.375%
Revolving Credit Facility | 2017 Credit Facility
Debt Instrument [Line Items]
Line of credit facility, accordion feature, increase limit							$ 100,000,000
Revolving Credit Facility | 2017 Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | 2017 Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility | 2017 Credit Facility | CDOR Rate
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Debt Instrument, Redemption, Period Four | Revolving Credit Facility | 2017 Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage		0.50%
Debt Instrument, Redemption, Period Five | Revolving Credit Facility | 2017 Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage		0.25%
Debt Instrument, Redemption, Period Five | Revolving Credit Facility | 2017 Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage		0.375%
Senior unsecured notes due October 2021
Debt Instrument [Line Items]
Debt, face amount	$ 100,000,000									$ 300,000,000
Debt instrument, stated interest rate										6.25%
Debt instrument, issuance price of par, percentage	103.25%
Proceeds from issuance of senior debt	$ 394,000,000
Debt instrument, carrying value			$ 400,000,000	400,000,000
Senior unsecured notes due October 2021 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Redemption price percentage			101.563%
Senior unsecured notes due October 2021 | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Redemption price percentage			100.00%
Senior secured revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000,000
Debt instrument, carrying value			$ 119,000,000	$ 108,446,000
Percentage of borrowing base		10.00%
Senior secured revolving credit facility | Minimum
Debt Instrument [Line Items]
Springing fixed charge coverage ratio		1
Fixed charge coverage ratio consecutive days threshold		60 days
Senior secured revolving credit facility | 2017 Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity			299,400,000
Debt instrument, carrying value		$ 119,000,000
Senior secured revolving credit facility | Revolving Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity							140,000,000
Maximum borrowing capacity						$ 300,000,000		$ 140,000,000	$ 600,000,000
Deferred financing costs						$ 2,400,000
Senior secured revolving credit facility | Foreign Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity							25,000,000
Senior secured revolving credit facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity							30,000,000
Senior secured revolving credit facility | Letter of Credit | 2017 Credit Facility
Debt Instrument [Line Items]
Outstanding letters of credit			13,100,000
Remaining borrowing capacity			$ 167,300,000
Senior secured revolving credit facility | Letter of Credit | Canadian Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 3,000,000
Senior secured revolving credit facility | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Senior secured debt to adjusted EBITDA ratio		4
Debt, weighted average interest rate (percentage)			4.08%
Senior secured revolving credit facility | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Minimum leverage ratio		0.02
Senior secured debt to adjusted EBITDA ratio		0.015
Percentage of borrowing base		50.00%
Senior secured revolving credit facility | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Minimum leverage ratio		0.0175
Senior secured debt to adjusted EBITDA ratio		0.0225